Shareholders' Equity - In kind Distribution (Details) $ in Thousands			12 Months Ended
	Jul. 10, 2017 shares	Oct. 14, 2016 shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	May 26, 2017	Aug. 31, 2016
Stock-based compensation
Number of ordinary shares of SINA outstanding | shares	71,421,480	70,881,168	71,409,729	70,937,110
Weibo
Stock-based compensation
Economic interest (as a percent)			45.70%
Voting interest (as percent)			71.60%
Retained Earnings
Stock-based compensation
Increase (decrease) resulting from In-Kind distribution of consolidated entity's shares | $			$ (554,016)	$ (338,598)
Non-controlling Interests
Stock-based compensation
Increase (decrease) resulting from In-Kind distribution of consolidated entity's shares | $			$ 31,745	$ 21,948
Class A ordinary shares | Weibo
Stock-based compensation
Ratio of Weibo share to each outstanding parent company's ordinary shares					0.1	0.1
Shares issued under In-Kind distribution (in shares) | shares	7,142,148	7,088,116